Other operating income - Summary of Other Operating Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Schedule Of Other Operating Income [Abstract]
Income from leases	₨ 60	$ 1	₨ 68	₨ 80
Income from sale of emission reduction certificates	1,045	12	2,626
Total	₨ 1,105	$ 13	₨ 2,694	₨ 80